Description of the Company (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 11, 2020
FWHC, LLC [Member]
Equity ownership percentage			61.00%
Rion LLC [Member] | Product Supply Agreement [Member]
Agreement term	10 years	10 years